RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current:
Payable to a related company: | ¥		¥ 5,077	¥ 4,041
Payable to the Shareholder: | ¥		7,097	6,973
Lease liabilities to related companies: | ¥		803
Feishang Enterprise [Member]
Current:
Payable to a related company: | ¥		5,077	4,041
Lease liabilities to related companies: | ¥		287
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥		7,097	6,973
Anka [Member]
Current:
Lease liabilities to related companies: | ¥		¥ 516
USD [Member]
Current:
Payable to a related company: | $	$ 729
Payable to the Shareholder: | $	1,019
Lease liabilities to related companies: | $	115
USD [Member] | Feishang Enterprise [Member]
Current:
Payable to a related company: | $	729
Lease liabilities to related companies: | $	41
USD [Member] | Feishang Group [Member]
Current:
Payable to the Shareholder: | $	1,019
USD [Member] | Anka [Member]
Current:
Lease liabilities to related companies: | $	$ 74